EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee post-retirement benefits
Fair value of plan assets	$ 4,576	$ 4,479
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 1,946	$ 1,938
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	2,065	2,124
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	565	417	$ 379
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	$ 70	$ 87
Percentage of Total Portfolio	2.00%	2.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 68	$ 87
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	2	0
Cash and Cash Equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Canadian
Employee post-retirement benefits
Fair value of plan assets	$ 417	$ 453
Percentage of Total Portfolio	9.00%	10.00%
Equity Securities, Canadian | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 269	$ 276
Equity Securities, Canadian | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	148	177
Equity Securities, Canadian | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, U.S.
Employee post-retirement benefits
Fair value of plan assets	$ 813	$ 805
Percentage of Total Portfolio	18.00%	18.00%
Equity Securities, U.S. | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 649	$ 594
Equity Securities, U.S. | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	164	211
Equity Securities, U.S. | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, International
Employee post-retirement benefits
Fair value of plan assets	$ 480	$ 494
Percentage of Total Portfolio	10.00%	11.00%
Equity Securities, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 126	$ 114
Equity Securities, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	354	380
Equity Securities, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Global
Employee post-retirement benefits
Fair value of plan assets	$ 424	$ 484
Percentage of Total Portfolio	9.00%	11.00%
Equity Securities, Global | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 111	$ 116
Equity Securities, Global | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	313	368
Equity Securities, Global | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Emerging
Employee post-retirement benefits
Fair value of plan assets	$ 145	$ 160
Percentage of Total Portfolio	3.00%	4.00%
Equity Securities, Emerging | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 25	$ 35
Equity Securities, Emerging | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	120	125
Equity Securities, Emerging | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 226	$ 207
Percentage of Total Portfolio	5.00%	5.00%
Fixed Income Securities, Canadian Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	226	207
Fixed Income Securities, Canadian Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Provincial
Employee post-retirement benefits
Fair value of plan assets	$ 331	$ 283
Percentage of Total Portfolio	7.00%	6.00%
Fixed Income Securities, Canadian Bonds, Provincial | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Provincial | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	331	283
Fixed Income Securities, Canadian Bonds, Provincial | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 16	$ 13
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, Canadian Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	16	13
Fixed Income Securities, Canadian Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 147	$ 151
Percentage of Total Portfolio	4.00%	3.00%
Fixed Income Securities, Canadian Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	147	151
Fixed Income Securities, Canadian Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 448	$ 458
Percentage of Total Portfolio	10.00%	10.00%
Fixed Income Securities, U.S. Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 433	$ 444
Fixed Income Securities, U.S. Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	15	14
Fixed Income Securities, U.S. Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 1	$ 2
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, U.S. Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1	2
Fixed Income Securities, U.S. Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 210	$ 215
Percentage of Total Portfolio	5.00%	5.00%
Fixed Income Securities, U.S. Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 67	$ 72
Fixed Income Securities, U.S. Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	143	143
Fixed Income Securities, U.S. Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Government
Employee post-retirement benefits
Fair value of plan assets	$ 13	$ 14
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, International, Government | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 6	$ 8
Fixed Income Securities, International, Government | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	7	6
Fixed Income Securities, International, Government | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 73	$ 48
Percentage of Total Portfolio	2.00%	1.00%
Fixed Income Securities, International, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, International, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	73	48
Fixed Income Securities, International, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Mortgage-backed
Employee post-retirement benefits
Fair value of plan assets	$ 47	$ 51
Percentage of Total Portfolio	1.00%	1.00%
Fixed Income Securities, International, Mortgage-backed | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 42	$ 47
Fixed Income Securities, International, Mortgage-backed | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	5	4
Fixed Income Securities, International, Mortgage-backed | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate
Employee post-retirement benefits
Fair value of plan assets	$ 283	$ 213
Percentage of Total Portfolio	6.00%	5.00%
Real estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Real estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	283	213
Infrastructure
Employee post-retirement benefits
Fair value of plan assets	$ 281	$ 203
Percentage of Total Portfolio	6.00%	5.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	281	203
Private equity funds
Employee post-retirement benefits
Fair value of plan assets	$ 1	$ 1
Percentage of Total Portfolio	0.00%	0.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	1	1
Derivatives
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ (8)
Percentage of Total Portfolio	0.00%	0.00%
Derivatives | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Derivatives | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	(8)
Derivatives | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds held on deposit
Employee post-retirement benefits
Fair value of plan assets	$ 150	$ 145
Percentage of Total Portfolio	3.00%	3.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 150	$ 145
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds held on deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0